Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jul. 14, 2014	Jul. 15, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Cash flows from operating activities:
Net and comprehensive loss	$ (8,869,190)	$ (968,008)	$ (3,715,096)	$ (252,895)	$ (26,925)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	4,501,187	2,869,129	5,861,752	3,779,363	2,840,418
Amortization of intangible assets	782,255	736,649	1,600,651	1,091,123	585,495
Equity-based compensation	6,191,209	44,971	73,435	125,689	189,962
Deferred income taxes	740,770	170,865	593,879	546,740	89,317
Amortization of loan costs	77,182	104,556	204,845	120,278	104,448
Bad debt expense	5,344	7,565	11,041	12,539	4,616
Loss (gain) from disposal of equipment	50,074	130,230	175,199	240,006	(3,695)
Bargain purchase gain from acquisition			0	0	(541,206)
Accretion of deemed landlord financing	129,540	220,801	261,653	114,154	120,042
Loss on extinguishment of debt	978,041	0
Changes in operating assets and liabilities:
Trade accounts receivable	(258,039)	(247,640)	(198,862)	66,142	(296,249)
Other accounts receivable	(270,293)	330,673	(129,807)	(677,700)	(367,931)
Inventory	(245,763)	(104,605)	(257,477)	(179,326)	(150,220)
Prepaid expenses and other	(852,260)	(293,704)	(62,929)	(120,580)	(291,406)
Accounts payable	2,123,935	867,700	1,307,429	1,032,983	(65,572)
Accrued expenses and other	2,157,454	855,085	1,810,789	844,125	1,033,996
Deferred rent	3,567,316	1,467,594	3,387,283	1,243,292	1,513,946
Unearned franchise start-up fees			0	(190,000)	25,000
Net cash provided by operating activities	10,808,762	6,191,861	10,923,785	7,795,933	4,764,036
Cash flows from investing activities:
Purchase of property and equipment	(18,006,882)	(14,027,329)	(28,267,305)	(15,462,285)	(10,958,842)
Acquisition purchase price, net of cash acquired	(1,145,431)	0	0	(5,834,238)	(2,574,481)
Proceeds from sale of property and equipment	78,845	40,881	25,506	13,356	14,640
Net cash used in investing activities	(19,073,468)	(13,986,448)	(28,241,799)	(21,283,167)	(13,518,683)
Cash flows from financing activities:
Proceeds from line of credit	7,900,000	8,000,000	15,650,000	15,373,267	7,900,000
Payments on long-term debt	(49,300,000)	(625,000)	(937,500)	(685,767)	0
Proceeds from deemed landlord financing	298,561	652,360	1,594,982	1,018,520	97,615
Proceeds from issuance of common stock, net of underwriter fees	93,581,431	0
Payment of loan acquisition fees			(283,795)	(575,794)	(397,933)
Payments of costs associated with initial public offering	(2,537,664)	0	(6,229)	0	0
Net cash provided by financing activities	49,942,328	8,027,360	16,017,458	15,130,226	7,599,682
Net change in cash and cash equivalents	41,677,622	232,773	(1,300,556)	1,642,992	(1,154,965)
Cash and cash equivalents:
Beginning of year	1,149,470	2,450,026	2,450,026	807,034	1,961,999
End of year	42,827,092	2,682,799	1,149,470	2,450,026	807,034
Supplemental disclosure of cash flow information:
Cash paid for interest related to long-term debt	811,523	966,019	2,039,283	1,228,554	400,775
Cash paid for interest related to deemed landlord financing	1,432,694	789,971	1,668,437	980,930	645,054
Non-cash residual value lease obligations			106,513	102,663	67,507
Non-cash deemed landlord financing	250,000	2,450,000	6,850,000	3,250,000	2,200,000
Non-cash purchases of property and equipment	(1,458,927)	44,781	1,322,992	1,242,569	139,148
Non-cash costs associated with initial public offering			$ 1,018,219	$ 0	$ 0